Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current year	₩ 105,859	₩ 362,265	₩ 424,773
Current tax of prior years	(6,963)	(22,575)	(105,158)
Current tax expense	98,896	339,690	319,615
Deferred tax expense
Changes in net deferred tax assets	201,817	504,288	426,039
Income tax expense	₩ 300,713	₩ 843,978	₩ 745,654